Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 17.0%
AusNet Services Ltd.	874,213	$1,608,638
Fortescue Metals Group Ltd.	128,209	1,800,324
JB Hi-Fi Ltd.	33,169	1,085,268
Magellan Financial Group Ltd.	29,804	396,570
Mineral Resources Ltd.	31,202	1,239,997
Perpetual Ltd.	34,724	811,564
Rio Tinto Ltd.	10,725	852,698
		7,795,059
China — 3.5%
BOC Aviation Ltd.(a)	74,500	626,335
Gemdale Properties & Investment Corp. Ltd.	8,618,000	962,276
		1,588,611
Hong Kong — 35.3%
BOC Hong Kong Holdings Ltd.	298,000	1,150,679
CK Asset Holdings Ltd.	138,000	921,206
CK Hutchison Holdings Ltd.	123,000	874,201
CK Infrastructure Holdings Ltd.	182,500	1,124,632
Haitong International Securities Group Ltd.(b)	2,479,000	567,502
Hang Seng Bank Ltd.	36,900	730,539
Henderson Land Development Co. Ltd.	240,000	1,049,566
Hongkong Land Holdings Ltd.	170,000	920,705
Hysan Development Co. Ltd.	204,000	625,313
Kerry Properties Ltd.	351,500	992,940
New World Development Co. Ltd.	198,250	809,318
PCCW Ltd.	2,451,000	1,290,738
Power Assets Holdings Ltd.	222,500	1,367,175
Sino Land Co. Ltd.	630,000	816,287
Sun Hung Kai Properties Ltd.	50,500	616,126
Swire Pacific Ltd., Class A	115,000	696,679
Swire Properties Ltd.	219,600	585,392
VTech Holdings Ltd.	136,000	1,073,586
		16,212,584
Japan — 39.7%
Asahi Holdings Inc.	45,700	885,451
Electric Power Development Co. Ltd.	48,600	637,746
Fukuoka Financial Group Inc.	44,400	871,978
Haseko Corp.	78,000	990,410
Idemitsu Kosan Co. Ltd.	31,700	812,206
Kansai Electric Power Co. Inc. (The)	84,800	800,438
Kumagai Gumi Co. Ltd.	29,900	762,143
Mebuki Financial Group Inc.	405,000	903,462
Mitsubishi Corp.	30,200	1,025,363
Mitsubishi HC Capital Inc.	146,200	755,076

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Financial Group Inc.	161,500	$978,897
Mizuho Financial Group Inc.	64,170	869,247
MS&AD Insurance Group Holdings Inc.	33,200	1,138,744
Oki Electric Industry Co. Ltd.	90,500	692,273
ORIX Corp.	48,600	1,002,478
Resona Holdings Inc.	230,400	990,129
Sojitz Corp.	49,880	781,708
Sumitomo Corp.	60,400	933,506
Sumitomo Mitsui Financial Group Inc.	27,300	983,372
Sumitomo Mitsui Trust Holdings Inc.	23,900	826,490
Tohoku Electric Power Co. Inc.	86,500	609,296
		18,250,413
New Zealand — 2.4%
Spark New Zealand Ltd.	387,388	1,107,206

Singapore — 2.0%
Singapore Telecommunications Ltd.	498,100	903,167

Total Common Stocks — 99.9% (Cost: $46,308,810)		45,857,040

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	278,474	278,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		288,558

Total Short-Term Investments — 0.6% (Cost: $288,558)		288,558

Total Investments in Securities — 100.5% (Cost: $46,597,368)		46,145,598

Other Assets, Less Liabilities — (0.5)%		(231,272)

Net Assets — 100.0%		$45,914,326

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$677,992	$—		$(399,474	)(a)	$(24)	$64	$278,558	278,474	$1,095	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	1		—
						$(24)	$64	$288,558		$1,096		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts MSCI Singapore Index	2	02/25/22	$50	$274

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,698,899	$44,158,141	$—	$45,857,040
Money Market Funds	288,558	—	—	288,558
	$1,987,457	$44,158,141	$—	$46,145,598
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$274	$—	$274

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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